LOANS AND ALLOWANCE FOR CREDIT LOSSES - Schedule of Loan Modifications (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 2,825,408	$ 2,191,444	$ 1,410,232
% of Total Class of Financing Receivable	3.34%	2.47%	1.51%
Payment Deferral Only
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 2,451,753	$ 1,788,552	$ 1,013,555
All Other Modifications
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	373,655	402,892	396,677
Commercial | CRE
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 1,063,642	$ 638,003	$ 176,283
% of Total Class of Financing Receivable	12.71%	7.40%	2.02%
Commercial | CRE | Payment Deferral Only
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 903,470	$ 377,174	$ 102,760
Commercial | CRE | All Other Modifications
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	160,172	260,829	73,523
Commercial | C&I loans
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 55,081	$ 140,798	$ 75,714
% of Total Class of Financing Receivable	0.69%	1.64%	0.67%
Commercial | C&I loans | Payment Deferral Only
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 31,497	$ 99,862	$ 71,145
Commercial | C&I loans | All Other Modifications
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	23,584	40,936	4,569
Commercial | Multifamily loans
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 312,926	$ 87,443	$ 33,063
% of Total Class of Financing Receivable	3.26%	0.89%	0.31%
Commercial | Multifamily loans | Payment Deferral Only
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 228,442	$ 87,443	$ 24,144
Commercial | Multifamily loans | All Other Modifications
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	84,484	0	8,919
Commercial | Other commercial
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 671	$ 218	$ 348
% of Total Class of Financing Receivable	0.01%	0.00%	0.00%
Commercial | Other commercial | Payment Deferral Only
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 581	$ 68	$ 0
Commercial | Other commercial | All Other Modifications
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	90	150	348
Consumer | Residential mortgages
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 4,392	$ 2,945	$ 4,537
% of Total Class of Financing Receivable	0.08%	0.05%	0.09%
Consumer | Residential mortgages | Payment Deferral Only
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 0	$ 0	$ 0
Consumer | Residential mortgages | All Other Modifications
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	4,392	2,945	4,537
Consumer | Home equity loans and lines of credit
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 2,751	$ 5,307	$ 5,730
% of Total Class of Financing Receivable	0.15%	0.25%	0.23%
Consumer | Home equity loans and lines of credit | Payment Deferral Only
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 0	$ 0	$ 0
Consumer | Home equity loans and lines of credit | All Other Modifications
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	2,751	5,307	5,730
Consumer | RICs and auto loans
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 1,385,945	$ 1,316,730	$ 1,114,557
% of Total Class of Financing Receivable	3.24%	2.95%	2.55%
Consumer | RICs and auto loans | Payment Deferral Only
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 1,287,763	$ 1,224,005	$ 815,506
Consumer | RICs and auto loans | All Other Modifications
Financing Receivable, Modified [Line Items]
Payment deferral and all other modifications	$ 98,182	$ 92,725	$ 299,051